Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Advantage Portfolio

Global Advantage Portfolio

International Advantage Portfolio

(collectively, the "Portfolios")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain merger and/or reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTEQ2SPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Global Discovery Portfolio

Growth Portfolio

Small Company Growth Portfolio

(collectively, the "Portfolios")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) with respect to holders of Class I and Class P shares, respectively, clients who owned such Portfolio shares as of December 31, 2007, as applicable; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIEQUSPT0-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Global Opportunity Portfolio

International Opportunity Portfolio

Opportunity Portfolio

(collectively, the "Portfolios")

The third paragraph under the section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  FTEQ1SPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

(collectively, the "Portfolios")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) with respect to holders of Class I and Class P shares, respectively, clients who owned such Portfolio shares as of December 31, 2007; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIREUISPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Global Insight Portfolio

Insight Portfolio

(collectively, the "Portfolios")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFIGLBINSGHTSPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

(collectively, the "Portfolios")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) with respect to holders of Class I and Class P shares, respectively, clients who owned such Portfolio shares as of December 31, 2007, as applicable; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFISPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Multi-Asset Portfolio
(the "Portfolio")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFIMULASSTSPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Total Emerging Markets Portfolio
(the "Portfolio")

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  IFITEMSPT-0513

Prospectus Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Active International Allocation Portfolio

Asian Equity Portfolio

Emerging Markets Portfolio

Frontier Emerging Markets Portfolio

Global Franchise Portfolio

International Equity Portfolio

International Small Cap Portfolio

Select Global Infrastructure Portfolio

(collectively, the "Portfolios")

The first and second paragraphs under the section of the Prospectus entitled "Portfolio Summary—Select Global Infrastructure Portfolio—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Portfolio normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Portfolio's equity investments may include convertible securities. The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Portfolio's Adviser and/or "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

* * *

The section of the Prospectus entitled "Portfolio Summary—Select Global Infrastructure Portfolio—Principal Risks—Infrastructure-Related Companies" is hereby deleted and replaced with the following:

•  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

  Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

* * *

The section of the Prospectus entitled "Portfolio Summary—Select Global Infrastructure Portfolio—Principal Risks—Utilities Industry" is hereby deleted in its entirety.

* * *

The first and second paragraphs under the section of the Prospectus entitled "Details of the Portfolios—Select Global Infrastructure Portfolio—Process" are hereby deleted and replaced with the following:

The Portfolio normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Portfolio's equity investments may include convertible securities. The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Adviser and/or Sub-Advisers shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

* * *

The second and third paragraphs under the section of the Prospectus entitled "Details of the Portfolios—Select Global Infrastructure Portfolio—Risks" are hereby deleted and replaced with the following:

By concentrating its investments in the infrastructure industry, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Portfolio's performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005, the Tohuku earthquake and resulting tsunami in Japan in 2011, could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Portfolio invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

* * *

The fourth, fifth and sixth paragraphs under the section of the Prospectus entitled "Details of the Portfolios—Select Global Infrastructure Portfolio—Risks" are hereby deleted in their entirety.

* * *

The second sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) with respect to holders of Class I and Class P shares, respectively, clients who owned such Portfolio shares as of December 31, 2007, as applicable; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIGLINSPT-0513

Statement of Additional Information Supplement

May 31, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 31, 2013 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2013

The line item entitled "Derivatives—Structured Investments" located in the table under the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby checked as a permissible strategy and investment with respect to the Asian Equity Portfolio.

Fundamental investment restriction (8) (applicable to all Portfolios except for the Global Franchise, International Real Estate and Small Company Growth Portfolios) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations" is hereby replaced with the following:

(8) except with respect to the Select Global Infrastructure Portfolio, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the U.S. Real Estate Portfolio will invest more than 25% of its total assets in the U.S. real estate industry, as described in its Prospectus, that the Global Real Estate Portfolio will invest more than 25% of its total assets in the real estate industry, as described in its Prospectus, that the Frontier Emerging Markets Portfolio will invest more than 25% of its total assets in the banking industry and that the Total Emerging Markets Portfolio will invest more than 25% of its total assets in the investment company industry; and

With respect to the Select Global Infrastructure Portfolio, the following is included as new fundamental investment restriction (9) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations:"

(9) with respect to the Select Global Infrastructure Portfolio only, acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Portfolio will invest 25% or more of its total assets in the infrastructure industry; and

Fundamental investment restriction (9) (applicable to all Portfolios except for the Global Franchise, Global Real Estate Portfolio, International Real Estate and Small Company Growth Portfolios) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations" is hereby renumbered (10).

Fundamental investment restriction (7) (applicable to the Global Franchise, International Real Estate and Small Company Growth Portfolios) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations" is hereby replaced with the following:

(7) except with respect to the International Real Estate Portfolio, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

With respect to the International Real Estate Portfolio, the following is included as new fundamental investment restriction (8) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations:"

(8) with respect to the International Real Estate Portfolio only, acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the International Real Estate Portfolio will invest 25% or more of its total assets in the real estate industry; and

Fundamental investment restriction (8) (applicable to the Global Franchise, International Real Estate and Small Company Growth Portfolios) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations" is hereby renumbered (9).

Please retain this supplement for future reference.